Consolidated Statements of Equity (USD $) In Thousands, except Share data		Total	Common Shares [Member]	Preferred Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Equity Attributable to Share-holders of Mechel OAO [Member]	Noncontrolling Interests [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance at Dec. 31, 2010		$ 4,951,011	$ 133,507	$ 25,314	$ 847,137	$ (201,416)	$ 4,631,061	$ 319,950	$ 3,826,519
Balance, Shares at Dec. 31, 2010			416,270,745	83,254,149
Net income (loss)		803,447					727,885	75,562	727,885
Dividends declared to shareholders of Mechel OAO	[1]	(208,650)					(208,650)		(208,650)
Cumulative translation adjustment		(170,794)				(145,759)	(145,759)	(25,035)
Adjustment of available-for-sale securities		(2,245)				(2,245)	(2,245)
Change in pension benefit obligation		(7,160)				(7,160)	(7,160)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(283)			(1,143)		(1,143)	860
Balance at Dec. 31, 2011		5,365,326	133,507	25,314	845,994	(356,580)	4,993,989	371,337	4,345,754
Balance, Shares at Dec. 31, 2011			416,270,745	83,254,149
Net income (loss)		(1,664,885)					(1,664,568)	(317)	(1,664,568)
Dividends declared to shareholders of Mechel OAO	[1]	(180,908)					(180,908)		(180,908)
Dividends declared to noncontrolling interest		(32,113)						(32,113)
Cumulative translation adjustment		70,893				47,725	47,725	23,168
Adjustment of available-for-sale securities		(300)				(300)	(300)
Change in pension benefit obligation		(17,778)				(17,778)	(17,778)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(578)			(779)		(779)	201
Balance at Dec. 31, 2012		3,539,657	133,507	25,314	845,215	(326,933)	3,177,381	362,276	2,500,278
Balance, Shares at Dec. 31, 2012			416,270,745	83,254,149
Net income (loss)		(2,922,967)					(2,928,014)	5,047	(2,928,014)
Dividends declared to shareholders of Mechel OAO	[1]	(127)					(127)		(127)
Dividends declared to noncontrolling interest		(8,876)						(8,876)
Disposal of subsidiaries		37,729						37,729
Transfer of currency translation adjustment due to disposal of subsidiaries		340,014				340,014	340,014
Cumulative translation adjustment		(96,848)				(71,097)	(71,097)	(25,751)
Adjustment of available-for-sale securities		2,171				2,171	2,171
Change in pension benefit obligation		8,244				8,244	8,244
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(87,177)			(11,097)		(11,097)	(76,080)
Balance at Dec. 31, 2013		$ 811,820	$ 133,507	$ 25,314	$ 834,118	$ (47,601)	$ 517,475	$ 294,345	$ (427,863)
Balance, Shares at Dec. 31, 2013			416,270,745	83,254,149

[1]	See Note 18
[2]	See Note 3(f)